Income taxes - Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates And Average Effective Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before tax	$ (95)	$ (466)	$ (1,734)
Tax at the domestic rates applicable to profits in the countries where the Group operates	44	(33)	(165)
Non-deductible expenses	10	9	13
Current year losses for which no deferred tax asset is recognized	64	121	194
Benefits from previously unrecognized tax losses	(56)	(78)	(36)
Changes in estimates related to prior years	1
Income tax expense	$ 63	$ 19	$ 6